Summary of Significant Accounting Policies - Schedule of Depreciation Rate and Estimated Residual Value (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation Rate and Estimated Residual Value (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Property, Plant, and Equipment, Salvage Value
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation Rate and Estimated Residual Value (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 3 years	Shorter of lease term or 3 years